Commitments and Contingencies - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Sep. 30, 2019		Jan. 02, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease assets, right-of-use assets	$ 14,524,463	[1]	$ 19,823,202
Current operating lease liabilities, lease liabilities	3,240,833	[1]	3,774,148
Long-term operating lease liabilities, non current	15,909,551	[1]	$ 18,346,253
Total operating lease liabilities	$ 19,150,384

[1]	Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019